Revenue from contracts with customers - Summary of Receivables, Contract Assets and Contracts Liabilities from Contracts with Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 01, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables	€ 99,904	€ 113,518
Contract assets	41,754	36,575
Contract liabilities (current)	(60,472)	(73,262)
Contract liabilities (non-current)	€ (11,045)	€ (7,557)